Stock Option Plan (Tables)	12 Months Ended
Jan. 31, 2020
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Summary of Weighted-Average Fair Value of Options Granted and Assumptions
The following table summarizes the weighted-average fair value of options granted and the main assumptions that were used to calculate the fair value during the years ended January 31, 2020 and 2019:

	January 31, 2020	January 31, 2019
Weighted-average fair value at grant date	$13.56	$18.02
Weighted average assumptions used in the fair value models
Share price	$47.69	$60.48
Risk-free interest rate	1.51%	2.20%
Expected life	6.25 years	6.25 years
Expected volatility	28.51%	27.64%
Expected annual dividend per share	0.84%	0.60%

Summary of Stock Option
The number of stock options varied as follows:

	Number of options	Weighted average exercise price
Balance as at February 1, 2018	3,399,734	$ 28.52
Granted	937,150	60.16
Forfeited/Cancelled	(189,387)	48.88
Exercised [a]	(264,478)	23.50
Balance as at January 31, 2019	3,883,019	35.51
Granted	1,235,600	46.90
Forfeited/Cancelled	(95,728)	43.48
Repurchased for cancellation [b]	(773,500)	24.96
Exercised [c]	(459,287)	26.03
Balance as at January 31, 2020	3,790,104	$ 42.32
[a]	The weighted average stock price on these exercised stock options was $61.04.
[b]	Concurrent with the secondary offering (Note 18), the Company repurchased for cancellation 773,500 stock options of two executive officers for a purchase consideration of $28.0 million.
[c]	The weighted average stock price on these exercised stock options was $55.25.

Summary of Stock Options Outstanding and Exercisable
The following table summarizes information about stock options outstanding and exercisable, as at January 31, 2020:

	Outstanding			Exercisable
Exercise price range	Number of options	Weighted- average exercise price	Weighted- average remaining life (years)	Number of options	Weighted- average exercise price
$0 to $4	13,704	$1.06	1.4	13,704	$1.06
$16 to $20	5,950	18.30	6.1	2,200	16.34
$20 to $24	556,150	20.53	5.9	403,050	20.60
$24 to $28	308,800	27.15	5.3	290,325	27.16
$36 to $40	869,375	39.45	7.4	383,175	39.45
$40 to $44	95,575	40.51	8.3	32,225	40.65
$44 to $48	1,175,400	46.16	9.4	4,300	47.67
$60 to $64	713,750	62.69	8.4	177,839	62.69
$64 to $68	51,400	64.15	9.9	—	—
Balance as at January 31, 2020	3,790,104	$42.32	7.9	1,306,818	$33.68

The following table summarizes information about stock options outstanding and exercisable, as at January 31, 2019:

	Outstanding			Exercisable
Exercise price range	Number of options	Weighted- average exercise price	Weighted- average remaining life (years)	Number of options	Weighted- average exercise price
$0 to $4	26,894	$0.85	2.1	26,894	$0.85
$16 to $20	17,550	19.00	7.1	9,125	18.90
$20 to $24	1,045,175	20.86	6.1	724,425	21.09
$24 to $28	955,900	27.08	6.0	795,050	26.96
$28 to $32	3,000	29.03	4.9	3,000	29.03
$36 to $40	963,950	39.45	8.4	215,000	39.45
$40 to $44	119,500	40.46	9.4	11,275	40.90
$44 to $48	13,800	47.67	9.0	3,450	47.67
$60 to $64	737,250	62.69	9.4	—	—
Balance as at January 31, 2019	3,883,019	$35.51	7.4	1,788,219	$25.78